OTHER COMPREHENSIVE INCOME - Changes in accumulated other comprehensive income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	¥ (82,479)	¥ (28,485)	¥ 360,739
Other comprehensive income (loss) before reclassifications	32,961	(58,680)	(390,612)
Amounts reclassified from accumulated other comprehensive income (loss)	1,840	4,686	1,388
Total other comprehensive income (loss)	34,801	(53,994)	(389,224)
Balance at the end of the period	(47,678)	(82,479)	(28,485)
Foreign currency translation adjustments
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	(321,571)	(269,577)	180,367
Other comprehensive income (loss) before reclassifications	(204,270)	(51,994)	(449,944)
Total other comprehensive income (loss)	(204,270)	(51,994)	(449,944)
Balance at the end of the period	(525,841)	(321,571)	(269,577)
Unrealized holding gain on securities
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	248,609	264,368	186,153
Other comprehensive income (loss) before reclassifications	241,650	(17,453)	78,215
Amounts reclassified from accumulated other comprehensive income (loss)		1,694
Total other comprehensive income (loss)	241,650	(15,759)	78,215
Balance at the end of the period	490,259	248,609	264,368
Adjustments related to retirement and severance benefits
Changes in accumulated other comprehensive income (loss) by component
Balance at the beginning of the period	(9,517)	(23,276)	(5,781)
Other comprehensive income (loss) before reclassifications	(4,419)	10,767	(18,883)
Amounts reclassified from accumulated other comprehensive income (loss)	1,840	2,992	1,388
Total other comprehensive income (loss)	(2,579)	13,759	(17,495)
Balance at the end of the period	¥ (12,096)	¥ (9,517)	¥ (23,276)